Commitments (Details Narrative) (10-K)				3 Months Ended				6 Months Ended				12 Months Ended
	Feb. 05, 2018 shares	Dec. 27, 2017 USD ($) shares	Jan. 06, 2017 USD ($) shares	Jun. 30, 2018 USD ($)		Jun. 30, 2017 USD ($)		Jun. 30, 2018 USD ($) shares		Jun. 30, 2017 USD ($)		Dec. 31, 2017 USD ($) a shares	Dec. 31, 2016 USD ($)
Lease expiration date												Sep. 30, 2019
Lease term												5 years
Area of land | a												17,640
Rent expenses												$ 242,484	$ 218,997
Company leases outstanding balance												9,665
Research and development expense				$ 62,706		$ 82,500		$ 114,584		$ 165,270		231,770	370,625
Cost of goods sold				584,916	[1]	1,521,410	[1]	1,118,841	[1]	3,302,714	[1]	5,830,568	5,439,892
Stock compensation expense								$ 691,042				$ 3,287,500	111,000
Number of shares granted | shares												3,000,000
Technology License Agreement [Member]
Research and development expense				25,000		50,000		$ 25,000		50,000		$ 100,000	100,000
Cost of goods sold				0		$ 6,349		0		21,034		45,595	41,490
Technology License Agreement [Member] | Third Party Vendor [Member]
Minimum consulting amount												$ 100,000
Royalty percentage of net sales												7.00%
Royalty expenses												$ 1,428,571
Amended Agreement [Member]
Total royalty owed under agreement				$ 140,713				$ 140,713				165,553	$ 165,553
Employment Agreement [Member]
Number of common stock shares issued | shares			5,411,765
Number of shares issued, value			$ 2,760,000
Stock compensation expense			$ 300,000							$ 300,000
Employment Agreement [Member] | Mr. Forchic [Member]
Number of common stock shares issued | shares			784,314
Number of shares issued, value			$ 400,000
Cash consideration			100,000
Stock compensation expense			$ 100,000
Number of stock option vested | shares	3,000,000
Four Year Employment Agreement [Member] | Mr.Teeple [Member]
Stock compensation expense												427,500
Number of shares granted | shares		1,000,000
Number of stock option vested | shares		250,000
Fair value of share grant date		$ 1,710,000
Three Year Employment Agreement [Member]
Amortization expense												$ 1,282,000
Operating Leases [Member]
Lease expiration date												Aug. 31, 2020

[1]	Included in cost of goods sold are these amounts from a former related party.